Schedule of other financial assets and other financial liabilities (Details) - SEK (kr) kr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deposits	kr 3,276	kr 2,573	kr 12,422
Other financial assets	10,776	2,573	12,422
Non-current	10,776	2,573	12,422
Current
Warrant derivative liabilities		(128,381)	(1,432)
Embedded Derivatives, convertible debenture		(4,603)
Other financial liabilities	(2,306,914)	(132,984)	(1,432)
Non-current	(1,279,275)	(128,381)	(1,432)
Current		(4,603)
Investment in a related party (see Note 17)	7,500
Current	(1,027,638)	(4,603)
Black scholes method [member]
IfrsStatementLineItems [Line Items]
Warrant derivative liabilities	(4,432)	(128,381)
Monte carlo method [member]
IfrsStatementLineItems [Line Items]
Warrant derivative liabilities	kr (2,302,482)